PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2013
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
NOTE 4 - Property, plant and equipment, net

Property, plant and equipment, are summarized as follows (in thousands):

	June 30, 2013	December 31, 2012

Buildings and improvements	$20,816	$20,725
Machinery and equipment	49,543	48,081
Office furniture and equipment	510	499
Leasehold improvements	37	37
Vehicles	898	872
	71,804	70,214
Less: accumulated depreciation
and amortization	(19,679)	(16,857)
	$52,125	$53,357

Four pieces of land were acquired from the acquisition of Jonway auto in 2011, all land in the People's Republic of China is government owned and cannot be sold to any individual or company. However, the government grants the user a "land use right" (the Right) to use the land. The Company has the right to use the land for 50 years and amortized the Right on a straight-line basis over the period of 50 years.  Intangible assets consist of the following:

	June 30, 2013	December 31, 2012

Land use right	$10,658	$10,558
Software	108	97
	10,766	10,655
Less: accumulated amortization	(786)	(657)
Less: accumulated Translation Adjustments	(114)	(231)
	$9,866	$9,767

As of June 30, 2013, estimated future amortization expense for intangibles assets, subject to amortization, is as follows (in thousands):

Year	Amortization Expense
2013	$129
2014	242
2015	242
2016	242
2017	242
Thereafter	8,769
$9,866

Depreciation and amortization expense of property, plant and equipment, as well as land use rights and software was approximately $1.5 million and $1.2 million for the three months, $3.1 million and $2.3 million for the six months ended June 30, 2013 and 2012, respectively.